GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL.
Schedule of companies goodwill

As at January 1, 2020 and December 31, 2020	19,938
Goodwill recognised upon acquisition of Wild Streak LLC (Note 5)	4,790
As at December 31, 2021	24,728